Consolidated Balance Sheet (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Statement of Financial Position [Abstract]
Allowance for trade accounts and other receivables	$ 6	$ 3
Equity:
Common units outstanding	607,064,550	588,546,022
Class B units outstanding	16,690,016	14,784,015